Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sales type and direct financing leases:
Finance income on net investment	¥ 147,667	¥ 145,433	¥ 130,654
Operating leases:
Lease income	10,780	8,546	6,980
Total	¥ 158,447	¥ 153,979	¥ 137,634